Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 11,250	$ 6,501	$ 4,444
Impairment loss on software	71
Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Pledged as collateral to secure long term debt	$ 17,928	$ 16,903